Accrued Expenses	6 Months Ended
Jun. 30, 2020
Accrued Expenses
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NOTE 10: ACCRUED EXPENSES

Accrued expenses as of June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Accrued voyage expenses	$2,052	$2,643
Accrued loan interest	8,286	10,468
Accrued legal and professional fees	3,740	1,226
Total accrued expenses	$14,078	$14,337